REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Operating lease income	$ 679	$ 673
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	1,505
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	360
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	748
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 397